Expense Example - Institutional Shares and Investor A Shares - BlackRock LifePath Index 2065 Fund	Apr. 30, 2021 USD ($)
Investor A Shares
Expense Example:
Expense Example, with Redemption, 1 Year	$ 40
Expense Example, with Redemption, 3 Years	134
Expense Example, with Redemption, 5 Years	247
Expense Example, with Redemption, 10 Years	576
Institutional Shares
Expense Example:
Expense Example, with Redemption, 1 Year	14
Expense Example, with Redemption, 3 Years	54
Expense Example, with Redemption, 5 Years	107
Expense Example, with Redemption, 10 Years	$ 264